Long Term Debts (Details) - Schedule of maturity dates - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2021	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Maturity Dates [Abstract]
First year (Current maturities)	$ 10,202	$ 18,218	$ 12,301
Second year	6,572	10,043	10,891
Third year	6,484	9,818	4,462
Fourth year	148	5,000	4,203
Fifth year and thereafter	148	5,551	599
Total	$ 23,554	$ 48,630	$ 32,456